Series D Redeemable Convertible Preferred Stock and Warrants (Details Textual) (USD $)	10 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Nov. 09, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011	Aug. 05, 2010	Dec. 31, 2012 Minimum [Member]	Nov. 30, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Nov. 04, 2011 Series D Preferred Stock [Member]
Series D Redeemable Convertible Preferred Stock and Warrants (Textual) [Abstract]
Series D Redeemable convertible preferred stock, shares designated								1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares issued								1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares outstanding								1,124,000	1,124,000
Maximum Beneficial Ownership of Series D and affiliates at which dividends may be paid in shares								19.99%
Maximum Beneficial Ownership % (after stockholder approval) of Series D and affiliates at which dividends may be paid in shares								35.00%
Accrued dividend								$ 160,000
Series E preferred dividend rate								4.60%
Additional Series D dividend due to Series E dividend								2.20%
Net financing proceeds initially allocated to the Series D preferred stock								1,476,000
Unaffiliated ownership % requiring repurchase of Series D preferred stock								66.67%
Series D preferred stock initial conversion price							$ 1.63	$ 1.63
Series D preferred stock conversion price adjusted							$ 1.46	$ 1.46
Common shares issued upon conversion of Series D preferred stock after adjustment in conversion price		5.5736
Minimum number of trading days used to determine if Series D warrants may be redeemed								20 days
Common stock price per share	$ 0.70		$ 1.05	$ 1.92
Minimum conversion price of the Series D preferred stock								$ 1.46
Additional discount on Series D preferred stock resulting in additional BCF								1,238,000
Annual percentage of dividend of preferred stock								7.00%
Aggregate purchase price of Series D warrants									351,000
Initial discount on Series D preferred stock resulting in BCF								4,445,000
Original purchase price of series D preferred stock		5,921,000	5,921,000					5,921,000	5,921,000	5,921,000
Minimum percentage of series D preferred stock conversion price for redemption of stock								200.00%
Additional BCF and dividend accretion if redemption of Series D preferred stock becomes probable								3,228,000
Exercise price of the Warrants		1.24	1.63		3.71	1.46
Warrant Redemption price per share		$ 0.01
Redemption value of series D preferred stock								9,149,000
Minimum closing price of common stock for redemption of Series D warrants		$ 6.51
Original purchase price per share available at time of liquidation, dissolution, winding up								$ 8.1375
Series D Redeemable Convertible Preferred Stock and Warrants (Additional Textual) [Abstract]
Percentage of holding by affiliates upon which warrants may not be exercised		19.99%
Percentage (after shareholder approval) of holding by affiliates upon which warrants may not be exercised		35.00%
Amount Transfer Series D warrant fair value to stockholders' equity	$ 503,000